Trade and other payables - current (Tables)	12 Months Ended
Oct. 31, 2020
Trade and other payables - current [Abstract]
Trade and Other Payables - Current
	October 31, 2020	October 31, 2019
	$m	$m
Trade payables	71.5	105.0
Trade and social security	84.3	80.7
Accruals	347.7	425.3
	503.5	611.0